Stockholders' Equity (Details) (USD $)	3 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense	$ 169,000	$ 143,000
Weighted-Average Grant Date Fair Value [Roll Forward]
Number of shares withheld to pay income tax withholding (in shares)	57,680
Stock Options [Member]
Number of Shares [Roll Forward]
Outstanding at June 30, 2013 (in shares)	1,063,750
Granted (in shares)	48,750
Forfeited (in shares)	(500)
Expired (in shares)	(152,500)
Outstanding at September 30, 2013 (in shares)	959,500
Vested and Expected to Vest at September 30, 2013 (in shares)	855,667
Exercisable at September 30, 2013 (in shares)	553,153
Weighted-Average Exercise Price Per Share [Roll Forward]
Balance at June 30, 2013 (in dollars per share)	$ 2.36
Granted (in dollars per share)	$ 1.39
Forfeited (in dollars per share)	$ 0.86
Expired (in dollars per share)	$ 3.71
Outstanding and exercisable at September 30, 2013 (in dollars per share)	$ 2.10
Vested and Expected to Vest at September 30, 2013 (in dollars per share)	$ 2.06
Exercisable at September 30, 2013 (in dollars per share)	$ 2.37
Weighted-Average Remaining Contractual Life [Abstract]
Outstanding at September 30, 2013	2 years 1 month 6 days
Vested and Expected to Vest at September 30, 2013	2 years
Exercisable at September 30, 2013	1 year 9 months 18 days
Aggregate Intrinsic Value [Abstract]
Outstanding at September 30, 2013	43,000
Vested and Expected to Vest at September 30, 2013	33,000
Exercisable at September 30, 2013	$ 11,000
Restricted Stock [Member]
Number of Shares [Roll Forward]
Balance at June 30, 2013 (in shares)	390,003
Granted (in shares)	0
Vested (in shares)	(164,998)
Forfeited (in shares)	0
Outstanding at September 30, 2013 (in shares)	225,005
Weighted-Average Grant Date Fair Value [Roll Forward]
Balance at June 30 (in dollars per share)	$ 1.81
Vested (in dollars per share)	$ 1.93
Outstanding at September 30 (in dollars per share)	$ 1.72